PARTNERS' CAPITAL - Partners' Capital and Schedule of Units (Details) - $ / shares		1 Months Ended			12 Months Ended
	May 22, 2015	May 31, 2015	Sep. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Rollforwards of the number of partner units
Units, beginning balance					60,037,014	54,581,169	49,818,597
Units issued in connection with offering					7,627,551	5,408,337
Net units issued under SMLP LTIP					162,629	47,508	5,892
Units, ending balance					67,827,194	60,037,014	54,581,169
General partner
Class of Stock [Line Items]
Percentage interest in distributions					2.00%
Rollforwards of the number of partner units
General partner interest (as a percent)		2.00%		2.00%	2.00%	2.00%	2.00%
Bison Midstream
Rollforwards of the number of partner units
Units issued to a subsidiary of Summit Investments in connection with acquisition							1,585,560
Mountaineer Midstream
Rollforwards of the number of partner units
Units issued to a subsidiary of Summit Investments in connection with acquisition							3,171,120
Common
Rollforwards of the number of partner units
Units, beginning balance					34,426,513	29,079,866	24,412,427
Units issued in connection with offering					7,475,000	5,300,000
Net units issued under SMLP LTIP					161,131	46,647	5,892
Units, ending balance					42,062,644	34,426,513	29,079,866
Common | Summit Investments
Rollforwards of the number of partner units
Common units sold in public offering			4,347,826
Common | Public Offering
Rollforwards of the number of partner units
Common units sold in public offering		6,500,000		10,350,000
Common units sold in public offering, price per share (in dollars per share)		$ 30.75		$ 38.75
Common | Public Offering | SMLP
Rollforwards of the number of partner units
Common units sold in public offering				5,300,000
Common | Public Offering | Summit Investments
Rollforwards of the number of partner units
Common units sold in public offering				5,050,000
Common | Over-Allotment Option
Rollforwards of the number of partner units
Common units sold in public offering	975,000
Common units sold in public offering, price per share (in dollars per share)	$ 30.75
Common | Bison Midstream
Rollforwards of the number of partner units
Units issued to a subsidiary of Summit Investments in connection with acquisition							1,553,849
Common | Mountaineer Midstream
Rollforwards of the number of partner units
Units issued to a subsidiary of Summit Investments in connection with acquisition							3,107,698
Subordinated
Rollforwards of the number of partner units
Units, beginning balance					24,409,850	24,409,850	24,409,850
Units issued in connection with offering					0	0
Net units issued under SMLP LTIP					0	0	0
Units, ending balance					24,409,850	24,409,850	24,409,850
Subordinated | Bison Midstream
Rollforwards of the number of partner units
Units issued to a subsidiary of Summit Investments in connection with acquisition							0
Subordinated | Mountaineer Midstream
Rollforwards of the number of partner units
Units issued to a subsidiary of Summit Investments in connection with acquisition							0
General partner
Rollforwards of the number of partner units
Units, beginning balance					1,200,651	1,091,453	996,320
Units issued in connection with offering					152,551	108,337
Net units issued under SMLP LTIP					1,498	861	0
Units, ending balance					1,354,700	1,200,651	1,091,453
General partner | Bison Midstream
Rollforwards of the number of partner units
Units issued to a subsidiary of Summit Investments in connection with acquisition							31,711
General partner | Mountaineer Midstream
Rollforwards of the number of partner units
Units issued to a subsidiary of Summit Investments in connection with acquisition							63,422